Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Schedule of future minimum lease payments

Fiscal year	Amount
2022	$2,745,517
2023	3,342,173
2024	3,191,539
2025	3,050,321
2026 and after	22,456,524
Total	$34,786,074